ACQUISITIONS AND DISPOSITIONS - Peak (Details) - USD ($) $ in Millions		12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Acquisitions and Dispositions
Cash consideration		$ 267.0	$ 30.0
Transaction costs		$ 4.4
Peak Gold, LLC
Acquisitions and Dispositions
Ownership interest (as a percentage)	70.00%
Ownership interest in subsidiary (as a percentage)		70.00%
Cash consideration	$ 93.7
Transaction costs	3.2
Purchase price allocation
Property, plant and equipment (including mineral interests)	136.7
Other assets - net	1.2
Non-controlling interest	(41.0)
Total net assets acquired	$ 96.9
Proportion of ownership interests held by non-controlling interests	30.00%
Peak Gold, LLC | Pre-development properties
Purchase price allocation
Property, plant and equipment (including mineral interests)	$ 136.5
Peak Gold, LLC | Land, plant and equipment
Purchase price allocation
Property, plant and equipment (including mineral interests)	$ 0.2
Peak Gold, LLC | Royal Gold
Acquisitions and Dispositions
Ownership interest (as a percentage)	40.00%
Ownership interest in subsidiary (as a percentage)	40.00%
Cash consideration	$ 49.2
Peak Gold, LLC | Contango
Acquisitions and Dispositions
Ownership interest (as a percentage)	30.00%
Ownership interest in subsidiary (as a percentage)	60.00%
Cash consideration	$ 44.5
Purchase price allocation
Other assets - net	$ 1.2